Employee benefits liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Disclosure Of Employee Benefits Explanatory [Table Text Block]	Employee benefits liabilities include provisions for both pension plans and health care, legal, severance indemnity and other post-employment benefits (“OPEB”) and consisted of the following:

	At June 30, 2020			At December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€36	€5,118	€5,154	€38	€5,024	€5,062
Health care and life insurance plans	132	2,128	2,260	132	2,157	2,289
Other post-employment benefits	61	702	763	63	730	793
Other provisions for employees	248	603	851	311	596	907
Total Employee benefits liabilities	€477	€8,551	€9,028	€544	€8,507	€9,051
Pension and OPEB costs included in the Semi-Annual Condensed Consolidated Income Statement were as follows:

	Three months ended June 30,
	2020		2019
	Pension	OPEB	Pension	OPEB
	(€ million)
Current service cost	€45	€7	€39	€6
Interest expense	198	21	239	27
Interest (income)	(164)	—	(196)	—
Other administrative costs	20	—	20	—
Total	€99	€28	€102	€33

	Six months ended June 30,
	2020		2019
	Pension	OPEB	Pension	OPEB
	(€ million)
Current service cost	€91	€14	€78	€12
Interest expense	396	42	476	54
Interest (income)	(330)	—	(390)	—
Other administrative costs	41	—	40	—
Total	€198	€56	€204	€66